Risk Management (Details 20) - BRL (R$) R$ in Thousands		Dec. 31, 2017 [1]	Dec. 31, 2016 [3]
Total Adjusted Amount
Total HQLA	[2]	R$ 125,596,242	R$ 146,652,484
Total net cash outflow	[2]	R$ 80,402,480	R$ 80,647,652
LCR (%)	[2]	156.20%	181.80%
Average Amount
Cash Outlows
Ratail funding:	[4]	R$ 210,005,411	R$ 227,352,566
Stable funding	[4]	135,661,528	140,847,861
Less stable funding	[4]	74,343,883	86,504,705
Non-collateralized wholesale funding:	[4]	112,474,083	102,652,197
Operating deposits (all counterparties) and affiliated cooperative deposits	[4]	8,152,936	6,226,398
Non-operating deposits (all counterparties)	[4]	103,275,838	95,809,211
Other non-collateralized wholesale funding	[4]	1,045,309	616,588
Collateralized wholesale funding	[4]	0	0
Additional requirements:	[4]	97,751,894	99,952,624
Related to exposure to derivatives and other collateral requirements	[4]	15,192,265	16,283,688
Related to funding losses through the issue of debt instruments	[4]	345,574	33,682
Related to lines of credit and liquidity	[4]	82,214,055	83,635,254
Other contractual obligations	[4]	30,492,461	29,749,147
Other contingent obligations	[4]	131,133,680	156,190,246
Total cash outflows	[4]	0	0
Cash Inflows
Collateralized loans	[4]	161,500,640	189,610,077
Outstanding loans whose payments are fully up-to-date	[4]	32,424,050	37,529,539
Other cash inflows	[4]	24,624,328	21,079,562
Total cash inflows	[4]	218,549,018	248,219,178
Weighted Average Amount
Informatio on the Liquidity Coverage Ratio (LCR)
Total High Quality Liquid Assets (HQLA)	[5]	125,596,242	146,652,484
Cash Outlows
Ratail funding:	[5]	17,749,477	16,702,571
Stable funding	[5]	6,783,076	4,225,436
Less stable funding	[5]	10,966,401	12,477,135
Non-collateralized wholesale funding:	[5]	50,716,519	49,853,687
Operating deposits (all counterparties) and affiliated cooperative deposits	[5]	407,647	192,711
Non-operating deposits (all counterparties)	[5]	49,263,563	49,044,388
Other non-collateralized wholesale funding	[5]	1,045,309	616,588
Collateralized wholesale funding	[5]	6,656,909	5,808,725
Additional requirements:	[5]	13,746,422	15,328,908
Related to exposure to derivatives and other collateral requirements	[5]	7,089,564	9,017,294
Related to funding losses through the issue of debt instruments	[5]	345,574	6,332
Related to lines of credit and liquidity	[5]	6,311,284	6,305,282
Other contractual obligations	[5]	28,811,462	29,749,147
Other contingent obligations	[5]	5,160,312	5,581,011
Total cash outflows	[5]	122,841,100	123,024,048
Cash Inflows
Collateralized loans	[5]	0	937,935
Outstanding loans whose payments are fully up-to-date	[5]	21,009,387	24,090,950
Other cash inflows	[5]	21,429,233	17,347,511
Total cash inflows	[5]	R$ 42,438,620	R$ 42,376,396

[1]	Calculated based on the simple daily average of the months that compose the quarter (61 observations);
[2]	Corresponds to the calculated value after the application of weighting factors and limits.
[3]	Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);
[4]	Corresponds to the total balance related to the item of cash inflows or outflows;
[5]	Corresponds to the value after application of the weighting factors; and